SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-lived Assets by Geographical Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 4,231	$ 2,282
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	307	194
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	12
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets
Asia and others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 3,912	$ 2,088